SEGMENT REPORTING - Disaggregated Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 79,844	$ 76,571	$ 53,270
Steel sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	70,794	67,802	47,686
Non-steel sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,539	4,819	2,475
By-product sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,792	1,357	808
Other sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,719	2,593	2,301
Operating segments | NAFTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	13,716	12,492	13,438
Operating segments | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	11,929	10,830	5,613
Operating segments | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	47,015	43,200	27,989
Operating segments | Africa and Commonwealth of Independent States ("ACIS")
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,863	8,392	5,034
Operating segments | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,305	1,640	1,185
Operating segments | Steel sales | NAFTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	12,796	12,127	12,791
Operating segments | Steel sales | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	11,133	10,225	5,226
Operating segments | Steel sales | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	41,804	38,302	25,437
Operating segments | Steel sales | Africa and Commonwealth of Independent States ("ACIS")
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,061	7,148	4,232
Operating segments | Steel sales | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Operating segments | Non-steel sales | NAFTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	491	1	141
Operating segments | Non-steel sales | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	189	202	108
Operating segments | Non-steel sales | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,212	2,240	620
Operating segments | Non-steel sales | Africa and Commonwealth of Independent States ("ACIS")
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	373	769	452
Operating segments | Non-steel sales | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,274	1,607	1,154
Operating segments | By-product sales | NAFTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	97	132	83
Operating segments | By-product sales | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	125	111	82
Operating segments | By-product sales | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,397	943	553
Operating segments | By-product sales | Africa and Commonwealth of Independent States ("ACIS")
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	173	171	90
Operating segments | By-product sales | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Operating segments | Other sales | NAFTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	332	232	423
Operating segments | Other sales | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	482	292	197
Operating segments | Other sales | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,602	1,715	1,379
Operating segments | Other sales | Africa and Commonwealth of Independent States ("ACIS")
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	256	304	260
Operating segments | Other sales | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	31	33	31
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	16	17	11
Others | Steel sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Others | Non-steel sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Others | By-product sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Others | Other sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 16	$ 17	$ 11